FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Nonoperating Income and Expense [Text Block]
NOTE 11:-	FINANCIAL (EXPENSES) INCOME, NET

	Year ended December 31,
	2014	2013
Financial income	$-	$-
Financial (expenses)	(8)	(4)
Exchange rate differences income (loss)	28	(33)
	$20	$(37)